UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares - Government STIF Portfolio

Portfolio of Investments

July 31, 2010 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 86.5%
Bank of America Corp. - FDIC Insured 9/13/10 (a)	0.57%	$15,700	$15,700,000
Federal Farm Credit Bank
6/28/11 (a)	0.24%	15,000	14,998,619
7/15/11 (a)	0.25%	20,000	19,998,067
10/26/10 (a)	0.25%	15,000	15,000,000
5/19/11 (a)	0.27%	15,000	15,000,000
2/09/11 (a)	0.28%	15,000	14,999,207
11/17/11 (a)	0.28%	11,500	11,495,690
1/06/12 (a)	0.31%	25,000	24,989,066
10/15/10 (a)	0.64%	10,000	10,007,818
3/24/11 (a)	0.82%	7,250	7,275,688
12/06/10	3.75%	25,380	25,685,363
Federal Farm Credit Discount Notes
8/12/10	0.13%	25,000	24,999,097
10/29/10	0.28%	10,000	9,993,156
Federal Home Loan Bank
8/01/11 (a)	0.25%	10,000	9,996,487
7/20/11 (a)	0.24%	13,000	12,991,787
Federal Home Loan Bank Discount Notes
8/20/10	0.17%-0.19%	20,900	20,898,026
8/04/10	0.17%-0.20%	45,760	45,759,536
8/06/10	0.18%-0.19%	60,000	59,998,800
10/06/10	0.19%-0.20%	63,750	63,727,325
8/16/10	0.17%	30,000	29,998,017
8/18/10	0.18%	21,250	21,248,347
8/05/10	0.19%	30,000	29,999,525
8/11/10	0.19%	27,100	27,098,713
8/25/10	0.19%	12,000	11,998,543
9/03/10	0.19%	28,300	28,295,257
10/13/10	0.19%	70,077	70,050,371
10/15/10	0.19%	30,000	29,988,283
10/01/10	0.20%	75,000	74,975,292
10/08/10	0.20%	23,600	23,591,435
9/20/10	0.22%	20,000	19,994,011
Federal Home Loan Mortgage Corp.
2/02/12 (a)	0.27%	8,280	8,270,004
12/21/11 (a)	0.29%	23,000	22,987,118
Federal Home Loan Mortgage Discount Notes
9/07/10	0.17%-0.19%	60,500	60,489,505
10/08/10	0.20%-0.24%	40,000	39,983,994
10/05/10	0.20%-0.25%	65,595	65,570,788
10/15/10	0.20%-0.25%	21,230	21,220,447
10/04/10	0.20%-0.30%	91,500	91,466,313
10/13/10	0.21%-0.22%	48,100	48,079,636
10/25/10	0.26%-0.28%	25,000	24,984,308
8/02/10	0.17%	5,700	5,700,000
8/09/10	0.17%	12,900	12,899,574
8/13/10	0.18%	9,350	9,349,486
8/30/10	0.18%	50,000	49,993,194
9/01/10	0.18%	3,250	3,249,513
9/02/10	0.18%	10,798	10,796,361

8/03/10	0.19%	50,000	49,999,736
8/12/10	0.19%	15,000	14,999,208
8/18/10	0.20%	6,100	6,099,471
10/06/10	0.20%	9,500	9,496,569
10/19/10	0.21%	13,500	13,494,004
10/20/10	0.21%	19,000	18,991,244
8/23/10	0.23%	2,000	1,999,732
9/08/10	0.23%	10,000	9,997,636
10/12/10	0.25%	20,000	19,990,336
9/13/10	0.26%	10,000	9,996,967
10/27/10	0.26%	1,900	1,898,820
10/18/10	0.27%	9,800	9,794,341
Federal National Mortgage Association
8/11/11 (a)	0.25%	24,000	23,988,859
9/19/11 (a)	0.30%	10,000	9,995,486
Federal National Mortgage Association Discount Notes
8/25/10	0.17%-0.19%	38,940	38,935,693
9/08/10	0.19%-0.26%	33,950	33,941,655
10/18/10	0.19%-0.27%	95,200	95,155,858
10/05/10	0.20%-0.21%	53,000	52,980,831
10/25/10	0.20%-0.21%	54,465	54,438,650
10/01/10	0.21%-0.27%	12,900	12,895,181
9/20/10	0.23%-0.24%	28,600	28,590,911
8/02/10	0.18%	16,000	16,000,000
9/01/10	0.18%	29,000	28,995,650
9/21/10	0.18%	8,757	8,754,811
9/27/10	0.18%	7,431	7,428,919
8/18/10	0.19%	9,800	9,799,172
10/06/10	0.20%	53,700	53,680,709
10/15/10	0.20%	5,100	5,097,956
8/09/10	0.21%	25,700	25,698,951
9/15/10	0.22%	20,000	19,994,622
11/08/10	0.23%	9,600	9,593,989
10/12/10	0.25%	17,000	16,991,618
10/13/10	0.25%	6,400	6,396,800
10/20/10	0.25%	8,433	8,428,374
11/03/10	0.27%	10,000	9,993,154
11/15/10	0.34%	10,000	9,990,083
U.S. Treasury Bills
8/19/10	0.15%	50,000	49,996,576
8/05/10	0.16%	35,000	34,999,530
8/26/10	0.17%	115,000	114,986,995
10/07/10	0.17%	50,000	49,984,417
U.S. Treasury Notes
8/31/10	2.38%	10,000	10,017,261

			2,280,302,542

Repurchase Agreements - 13.5%
Barclays Capital, 0.19%, dated 7/13/10 due 8/13/10 in the amount of $30,004,908 (collateralized by $28,052,300 U.S. Treasury Bond, 4.50% due 8/15/39, value $30,600,039)		30,000	30,000,000
Barclays Capital, 0.20%, dated 7/21/10 due 8/12/10 in the amount of $30,003,667 (collateralized by $28,052,300 U.S. Treasury Bond, 4.50% due 8/15/39, value $30,600,039)		30,000	30,000,000

Barclays Capital, 0.21%, dated 7/20/10 due 8/23/10 in the amount of $40,007,933 (collateralized by $37,403,100 U.S. Treasury Bond, 4.50% due 8/15/39, value $40,800,089)	40,000	40,000,000
Greenwich, 0.20%, dated 7/30/10 due 8/02/10 in the amount of $95,001,583 (collateralized by $95,214,000 U.S. Treasury Note, 1.375% to 2.375% due 08/31/10 to 02/15/13, value $96,900,454)	95,000	95,000,000
HSBC Bank USA, 0.18%, dated 7/30/10 due 8/02/10 in the amount of $27,000,405 (collateralized by $18,780,000 U.S. Treasury Bond, 8.00% due 11/15/21, value $27,547,101)	27,000	27,000,000
Mizuho Securities, 0.20%, dated 7/30/10 due 8/02/10 in the amount of $95,001,583 (collateralized by $91,772,600 U.S. Treasury Note, 2.375% to 3.125% due 10/31/14 to 10/31/16, value $96,900,002)	95,000	95,000,000
UBS, 0.18%, dated 7/30/10 due 8/02/10 in the amount of $39,000,584 (collateralized by $39,776,000 U.S. Treasury Bills, zero coupon due 9/16/10 to 6/30/11, value $39,681,447)	38,900	38,900,000

		355,900,000

Total Investments - 100.0% (cost $2,636,202,542) (b)		2,636,202,542
Other assets less liabilities - 0.0%		235,095

Net Assets - 100.0%		$2,636,437,637

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2010.
(b)	As of July 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FDIC	-	Federal Deposit Insurance Corporation

AllianceBernstein Fixed Income Shares - Government STIF Portfolio

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Government Sponsored Agency Obligations	$—	$2,280,302,542	$—	$2,280,302,542
Repurchase Agreements	—	355,900,000	—	355,900,000

Total	$—	$2,636,202,542	$—	$2,636,202,542

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010